February 12, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	JPMorgan Trust I (On behalf of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (“Funds”)) File No. 811-21295

Ladies and Gentlemen:

Pursuant to Section 14(c) of the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary information statement in connection with the hiring of new sub-advisers for the Funds, pursuant to an exemptive order that permits the Funds and J.P. Morgan Investment Management Inc., the Funds’ investment adviser, to, among other things, enter into and materially amend sub-advisory agreements without shareholder approval.

No fee is required in connection with this filing. Should you have any questions or comments, please contact Pamela L. Woodley at (212) 648-2083 or pamela.l.woodley@jpmorgan.com.

Sincerely,

/s/ Pamela L. Woodley

Pamela L. Woodley, Esq.